Fair Value Measurements	10 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 8 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
Cash and Marketable Securities Held in Trust Account
The Company
 classifies its U.S. Treasury and equivalent securities as
held-to-maturity
in accordance with ASC Topic
320
“Investments
-
Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.
At December 31, 2020, assets held in the Trust Account were comprised of $4,492 in cash and $508,640,857 in U.S. Treasury securities. During the year ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at December 31, 2020 are as follows:

Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
U.S. Treasury Securities (Mature on 3/11/2021)	1	$508,640,857	$7,922	$508,648,779

On March 11, 2021, the full balance of the maturing U.S. Treasury Securities was placed into a money market fund.
Warrant Liability
The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability on the balance sheet. The warrant liability is measured at fair value at issuance and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the statement of operations.
The following table presents the Company’s fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Level	Fair Value
Liabilities:
Warrant Liability – Public Warrants	1	$25,332,518

Warrant Liability – Private Placement Warrants	3	$44,952,142

Initial Measurement
The Company established the initial fair value for the Warrants on October 6, 2020, the date of the Company’s Initial Public (and on October 16, 2020, the date of exercise of the underwriter’s overallotment), Offering, using a Monte Carlo simulation model for the Public Warrants and the Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A ordinary shares and one-fourth of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B ordinary shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption, Class A ordinary shares and Class B ordinary shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	Initial Measurement (October 6, 2020 and October 16, 2020)
Risk-free interest rate	0.48%
Expected term (years)	1.5
Expected volatility	40.0%
Exercise price	$11.50
Fair value of Units	$9.94
At the initial measurement dates, the fair value of the Private Placement Warrants and Public Warrants were determined to be
$1.00 and $0.85 per warrant for aggregate values of $8.1 million and $14.4 million, respectively.
Subsequent Measurement
The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market.
The following table presents the changes in the fair value of warrant liability:

	Private Placement	Level	Public	Level	Warrant Liability

Fair value as of February 19, 2020 (inception)	$—		$—		$—
Initial measurement on October 6, 2020	7,760,812	3	13,605,069	3	21,365,881
Initial measurement on October 16, 2020	382,019	3	809,218	3	1,191,237
Change in fair value of warrant liability	17,189,687	3	30,537,855	1	47,727,542

Fair value as of December 31, 2020	$25,332,518		$44,952,142		$70,284,660

On November 23, 2020, the date at which the Public Warrants were able to be separately traded, the Company was able to use quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants. Accordingly, the Company had transfers out of Level 3 totaling $14,414,287 at November 23, 2020.
Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.